Financial Risk Management - Summary of Value at Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value at risk	₩ 40,915	₩ 105,428
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value at risk	15,986	14,225
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value at risk	115,347	158,798
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value at risk	30,530	117,634
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	20,051	59,147
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	6,372	9,588
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	55,670	105,983
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	16,534	50,795
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	9,067	15,379
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	4,537	3,787
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	24,824	24,821
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	5,513	24,821
Kookmin Bank | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	27,886	36,281
Kookmin Bank | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	17,820	5,302
Kookmin Bank | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	49,264	67,766
Kookmin Bank | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	21,522	49,338
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value at risk	(13,039)	(7,320)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	988,165	938,968
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	871,330	797,452
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	1,143,838	1,095,145
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	1,122,782	979,949
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	724,482	656,651
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	657,094	575,053
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	821,864	755,704
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	821,864	755,704
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	249,320	267,186
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	207,425	213,639
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	299,221	317,478
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	278,356	213,639
KB Securities Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	14,275	15,113
KB Securities Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	6,808	8,759
KB Securities Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	22,543	21,907
KB Securities Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	22,543	10,588
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value at risk	88	18
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	3	1
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	210	56
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	19	18
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	40,005	32,211
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	31,889	26,341
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	47,406	36,991
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	46,759	35,946
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	5,445	5,682
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	3,854	2,850
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	6,553	7,652
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	5,906	7,055
KB Insurance Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	34,560	26,529
KB Insurance Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	28,035	23,491
KB Insurance Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	40,853	29,339
KB Insurance Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	40,853	28,891
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	6,311
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	2,797
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	9,583
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	7,450
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk	2,095	3,054
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,072	1,784
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	2,932	4,389
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	1,072	2,743
KB Life Insurance Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	4,216
KB Life Insurance Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,725
KB Life Insurance Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	6,651
KB Life Insurance Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	6,378
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk	18,820	13,017
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk	14,787	10,167
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk	28,970	20,213
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk	28,819	17,908
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	5,114	1,153
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	3,518	0
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	10,518	7,588
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	10,518	6,253
KB Investment Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	13,706	11,864
KB Investment Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	11,269	10,167
KB Investment Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	18,452	12,625
KB Investment Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	18,301	11,655
KB Kookmin Card Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	13,029	2,712
KB Kookmin Card Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	7,744	169
KB Kookmin Card Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	16,094	7,861
KB Kookmin Card Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	15,637	7,546
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	4,676	7,977
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,337	7,977
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	7,211	7,977
Prudential Life Insurance Company of Korea Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	6,963	7,977
KB Capital Co.,Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	1,121	810
KB Capital Co.,Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	867	297
KB Capital Co.,Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	1,280	1,315
KB Capital Co.,Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	1,280	896
KB Real Estate Trust Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk	0	399
KB Real Estate Trust Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Real Estate Trust Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	0	435
KB Real Estate Trust Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	0	0
KB Asset Management Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value at risk		5,492
KB Asset Management Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value at risk		1,208
KB Asset Management Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value at risk		13,596
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value at risk		1,141
KB Asset Management Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value at risk		1,298
KB Asset Management Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk		2,589
KB Asset Management Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value at risk		3,382
KB Asset Management Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk		9,484
KB Asset Management Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value at risk		0
KB Asset Management Co., Ltd. | Currency risk | Average
Value At Risk Line Items [Line Items]
Value at risk	2,151	812
KB Asset Management Co., Ltd. | Currency risk | Minimum
Value At Risk Line Items [Line Items]
Value at risk	1,053	1,208
KB Asset Management Co., Ltd. | Currency risk | Maximum
Value At Risk Line Items [Line Items]
Value at risk	3,085	1,523
KB Asset Management Co., Ltd. | Currency risk | Ending
Value At Risk Line Items [Line Items]
Value at risk	₩ 2,405	₩ 1,141